SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

        The Group's short-term investments comprised the following:

	Category	December 31, 2017	December 31, 2016
Deposits	Loans and receivables	27,826	3,850
Assets in Sistema-Capital trust management (Notes 18, 22)	Financial asset at fair value through profit or loss	9,600	3,721
Notes	Loans and receivables	7,605	—
Loans	Loans and receivables	5,669	1,021
Notes	Available for sale	57	65

Total short-term investments		50,757	8,657

        The amount of loans recognized in loans and receivables generally consists of a loan issued to Mr. Pierre Fattouche and Mr. Moussa Fattouche.

        Notes recognized in loans and receivables category represent the balance of REPO transactions.